QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2017

ITEM 1. SCHEDULE OF INVESTMENTS

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)

COMMON STOCKS - 83.56%	Shares	Fair Value

CONSUMER DISCRETIONARY - 9.77%
Abercrombie & Fitch Co.	18,980	$236,111
Build-A-Bear Workshop, Inc.	28,490	297,720
Target Corp.	7,858	410,895
Urban Outfitters, Inc.	17,820	330,383

		1,275,109

CONSUMER STAPLES - 2.80%
The Proctor & Gamble Co.	2,296	200,096
Wal-Mart Stores, Inc.	2,176	164,680

		364,776

ENERGY - 1.89%
Devon Energy Corp.	7,700	246,169

FINANCIALS - 19.32%
American Express Co.	6,400	539,136
CIT Group, Inc.	10,855	528,638
Community Trust Bancorp, Inc.	7,635	334,031
CVB Financial Corp.	15,300	343,179
First Hawaiian, Inc.	13,500	413,370
Westamerica Bancorporation	6,447	361,290

		2,519,644

HEALTH CARE MANUFACTURING - 10.38%
Johnson & Johnson	2,109	279,000
Landauer, Inc.	10,000	523,000
Teva Pharmaceutical Industries Ltd.	16,600	551,452

		1,353,452

INDUSTRIALS - 13.89%
C. H. Robinson Worldwide, Inc.	3,808	261,533
The Dun & Bradstreet Corp.	4,440	480,186
Fastenal Co.	7,219	314,243
KLX, Inc.	6,633	331,650
Stericycle, Inc.	5,552	423,729

		1,811,341

INFORMATION TECHNOLOGY - 18.98%
Cisco Systems, Inc.	8,375	262,137
Diebold Nixdorf, Inc.	10,818	302,904
Dolby Laboratories Inc. - Class A	6,945	340,027
eBay Inc.	12,991	453,646
EVERTEC Inc.	28,192	487,722
International Business Machines Corp.	2,067	317,967
MasterCard Inc. - Class A	2,564	311,398

		2,475,801

MATERIALS - 3.45%
Compass Minerals International, Inc.	6,901	450,635

UTILITIES - 3.08%
Exelon Corp.	11,138	401,748

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)

	Shares	Fair Value

TOTAL COMMON STOCKS - 83.56%		$10,898,675

MONEY MARKET FUND - 16.61%
Federated Institutional Prime Obligations Fund 1.10%*	2,166,082	2,166,082

TOTAL INVESTMENTS - 100.17%		13,064,757
Liabilities in excess of other assets - (0.17)%		(22,160)

NET ASSETS - 100.00%		$13,042,597

* Effective 7 day yield as of June 30, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$10,898,675	$–	$–	$10,898,675
Money Market	2,166,082	–	–	2,166,082

	$13,064,757	$–	$–	$13,064,757

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2017.

At June 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $12,280,351 and the related tax-based net unrealized appreciation (depreciation) consists of :

Gross unrealized appreciation	$1,164,746
Gross unrealized depreciation	(380,340)

Net unrealized appreciation	$784,406

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer

Date:	August 28, 2017

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	August 28, 2017